Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 31, 2024
Entity Registrant Name	Predictive Oncology Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36790
Entity Tax Identification Number	33-1007393
Entity Address, Address Line One	91 43rd Street, Suite 110
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15201
City Area Code	412
Local Phone Number	432-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	POAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001446159
Amendment Flag	false